SUPPLEMENT TO THE PROSPECTUSES AND
                   STATEMENTS OF ADDITIONAL INFORMATION (SAIs)
                                       OF
                          EVERGREEN SELECT EQUITY FUNDS
                       EVERGREEN SELECT FIXED INCOME FUNDS
                       EVERGREEN SELECT MONEY MARKET FUNDS
                  EVERGREEN CASH MANAGEMENT MONEY MARKET FUNDS

I.       Evergreen Select Money Market Funds

         Effective August 25, 2000, page 7 of Select Treasury Money Market Fund's institutional service shares prospectus under the section "PERFORMANCE" entitled "Year-by-Year Total Return for Institutional Service Shares %" is revised as follows:

         Best Quarter:     4th Quarter 1997          +1.31%
         Worst Quarter:    1st Quarter 1999          +1.09%

II.      Evergreen Select Fixed Income Funds

         Effective immediately, the Select Limited Duration Fund will use the Lehman Brothers 1-3 year Government/Credit Index (LB 1-3 Yr Gov/Cr) as its reporting index. The LB 1-3 Yr Gov/Cr is a broad based unmanaged index comprised of fixed-rate bonds publicly issued by the U.S. government, U.S. government agencies and U.S. corporations. Bonds within the index are rated investment grade (BBB) or higher. The average maturity of the bonds within the index is 1 to 2.99 years.

         The Average Annual Total Return table under the section "PERFORMANCE" is revised to add the following returns for the LB 1-3 Yr Gov/Cr as of 12/31/2000.

                    Inception                                   Performance
                      Date      1 year    5 year  10 year          Since
                    of Class                                     4/30/1994

 LB 1-3 Yr Gov/Cr               8.08%     5.98%   6.48%           6.33%

         Effective immediately, the section of Select Adjustable Rate Fund's prospectuses entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised to reflect that Lisa Brown-Premo has been the Team Leader of the Fund and Bob Rowe has co-managed the Fund since April 2001.

         Lisa Brown-Premo has been a portfolio manager with Evergreen Investment Management Company, LLC (EIMC) since April 2001. From October 1996 until she joined EIMC, Ms. Premo was a portfolio manager and head of the Mortgage-Backed Securities and Structured Products area for the Customized Fixed Income Group of Evergreen Institutional Asset Management (EIAM). From February 1991 until she joined EIAM, she was a Managing Director in charge of Mortgage-Backed Securities Trading with First Union's Capital Markets Corp.

         Bob Rowe has been a portfolio manager with EIMC since April 2001. From August 1998 until he joined EIMC, Mr. Rowe was a senior analyst within the Structured Products area in the Customized Fixed Income Group of EIAM. From May 1996 until he joined EIAM, he was an Assistant Vice President at Bank of Boston.

         Effective April 12, 2001, the front-end sales charge table for Class A shares under the section of the prospectus of Select Adjustable Rate Fund entitled "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" is revised to reflect that no dealer commission will be paid on purchases of $1 million or more and that no contingent deferred sales charge will be charged upon redemption.

         In addition, all references to the front-end sales charge on Class A shares of the prospectus offering Classes A, B and C shares of Select Adjustable Rate Fund should be revised to read 3.25% rather than 4.75%.

III. Evergreen Select Equity Funds, Evergreen Select Fixed Income Funds and Evergreen Select Money Market Funds

         Effective May 11, 2001, each of the Funds listed in Column A is renamed as listed in Column B.

                         Column A                                               Column B
Select Equity Funds

         Evergreen Select Core Equity Fund                              Evergreen Core Equity Fund
         Evergreen Select Secular Growth Fund                           Evergreen Secular Growth Fund
         Evergreen Select Strategic Value Fund                          Evergreen Strategic Value Fund
 Select Fixed Income Funds

         Evergreen Select Adjustable Rate Fund                          Evergreen Adjustable Rate Fund
         Evergreen Select Core Bond Fund                                Evergreen Core Bond Fund
         Evergreen Select Income Plus Fund                              Evergreen Income Plus Fund
         Evergreen Select Intermediate Term Municipal Bond Fund         Evergreen Intermediate Term Municipal Bond Fund
         Evergreen Select International Bond Fund                       Evergreen International Bond Fund
         Evergreen Select Limited Duration Fund                         Evergreen Limited Duration Fund
         Evergreen Select Fixed Income Fund                             Evergreen Fixed Income Fund
         Evergreen Select Fixed Income Fund II                          Evergreen Fixed Income Fund II
 Select Money Market Funds

         Evergreen Select Money Market Fund                             Evergreen Institutional Money Market Fund
         Evergreen Select Treasury Money Market Fund                    Evergreen Institutional Treasury Money Market Fund
         Evergreen Select Municipal Money Market Fund                   Evergreen Institutional Municipal Money Market Fund
         Evergreen Select 100% Treasury Money Market Fund               Evergreen Institutional 100% Treasury Money Market Fund
         Evergreen Select U.S. Government Money Market Fund             Evergreen Institutional U.S. Government Money Market Fund

IV. Evergreen Select Equity Funds, Evergreen Select Fixed Income Funds, Evergreen Select Money Market Funds and Evergreen Cash Management Money Market Funds

         Effective May 11, 2001, Evergreen Equity Index Fund, Evergreen Select Balanced Fund, Evergreen Select Core Equity Fund, Evergreen Select Secular Growth Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Strategic Value Fund, Evergreen Special Equity Fund, Evergreen Select Core Bond Fund, Evergreen Select Fixed Income Fund, Evergreen Select Fixed Income Fund II, Evergreen Select Income Plus Fund, Evergreen Select Intermediate Term Municipal Bond Fund, Evergreen Select International Bond Fund, Evergreen Select Limited Duration Fund, Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund, Evergreen Select 100% Treasury Money Market Fund, Evergreen Select U.S. Government Money Market Fund and Evergreen Cash Management Money Market Fund (collectively, the "Funds") will change investment advisors. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds. In conjunction with the above, the following revisions apply to the Funds' prospectuses and SAIs. The section of each Fund's prospectus entitled "FUND FACTS" is revised as follows:

         Investment Advisor

         o Evergreen Investment Management Company, LLC

         The section entitled "THE FUNDS' INVESTMENT ADVISOR" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in part one of each Fund's SAI entitled "Advisory Fees" under "EXPENSES" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds.

V.       Evergreen Select Equity Funds and Evergreen Select Fixed Income Funds

         Effective May 11, 2001, Tattersall Advisory Group, Inc. (TAG) will act as investment sub-advisor to Evergreen Select Balanced Fund, Evergreen Select Core Bond Fund, Evergreen Select Fixed Income Fund, Evergreen Select Fixed Income Fund II and Evergreen Select Income Plus Fund (collectively, the "Funds"). In conjunction with the above, the following revisions apply to the

Funds' prospectuses and SAIs. The section of the Funds' prospectuses entitled "FUND FACTS" is revised for each Fund to include the following:

         Sub-Advisor
         o Tattersall Advisory Group, Inc.

         The section entitled "THE FUNDS' INVESTMENT ADVISOR" is revised to include the following as applicable to each prospectus:

         Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to:
         o Select Balanced Fund

         Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to:
         o Select Core Bond Fund
         o Select Fixed Income Fund
         o Select Fixed Income Fund II
         o Select Income Plus Fund

         TAG has been managing mutual funds and private accounts since 1976 and currently manages $1.4 billion in assets for 1 of the Evergreen Funds. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

         The section entitled "PORTFOLIO MANAGERS" for each Fund, other than Evergreen Select Balanced Fund, is revised to include the following:

         The Fund is  managed  by a team of fixed  income  portfolio  management
         professionals   of  Tattersall   Advisory  Group,   with  team  members
         responsible for various fixed income sectors.

         For Evergreen Select Balanced Fund, the section entitled "PORTFOLIO MANAGERS" is revised to reflect that the fixed income portion of the Fund is managed by the team at TAG, as described above, while the equity portion of the Fund continues to be co-managed by Shannon Reid, David M. Chow and Jay Zelko.

         The section in part one of the Funds' SAIs entitled "Advisory Fees" under "EXPENSES" is revised to include the following as applicable to each prospectus:

         Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to Select Balanced Fund.

         Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to Select Core Bond Fund, Select Fixed Income Fund, Select Fixed Income Fund II and Select Income Plus Fund.

April 16, 2001                                                       557831 4/01